Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other payables
Schedule of trade and other payables

	2025	2024
	£’000	£’000
Trade payables	474,322	341,288
Other payables	12,660	9,734
Accrued expenses	57,204	52,257
Social security and other taxes	20,419	21,645
	564,605	424,924
Less: non-current portion
Trade payables	205,163	175,835
Other payables	196	59
Non-current trade and other payables	205,359	175,894
Current trade and other payables	359,246	249,030